Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valued-added tax recoverable	$ 1,013	$ 1,028
Prepaid expenses	906	832
Advance to suppliers	324	352
Grants recoverable	71	430
Total Prepaid expenses and other current assets	$ 2,314	$ 2,642